Note 15 - Supplemental Cash Flow Information - Components of Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Change in accounts payable and accrued liabilities included in mineral property interests	$ 140	$ (534)
Common shares issued in connection with debt settlement agreements		1,007
Deferred acquisition costs capitalized in mineral properties		(160)
Prepaid expenditures related to mineral property interest	(901)	(174)
Share-based compensation included in mineral property interests	1,071	2,131
Mining property [member]
Statement Line Items [Line Items]
Change in accounts payable and accrued liabilities included in mineral property interests	140	314
Deferred acquisition costs capitalized in mineral properties	65
Depreciation capitalized in mineral property interests	253	214
Prepaid expenditures related to mineral property interest	659	17
Share-based compensation included in mineral property interests	$ 767	$ 971